SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	11,085,678
Weighted average remaining contractual life	7 years 8 months 16 days
Number of exercisable options outstanding	5,525,070
Weighted average remainging contractual life of options	6 years 8 months 12 days
Employee Stock Options [Member] | 0.003-1.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	6,542,497
Weighted average remaining contractual life	7 years
Number of exercisable options outstanding	4,361,930
Weighted average remainging contractual life of options	6 years 3 months 7 days
Employee Stock Options [Member] | 2.33-5.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,100,284
Weighted average remaining contractual life	8 years
Number of exercisable options outstanding	503,701
Weighted average remainging contractual life of options	7 years 10 months 20 days
Employee Stock Options [Member] | 7.33-10.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,698,991
Weighted average remaining contractual life	8 years 6 months 18 days
Number of exercisable options outstanding	517,878
Weighted average remainging contractual life of options	8 years 6 months 22 days
Employee Stock Options [Member] | 16.19-18.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,203,406
Weighted average remaining contractual life	9 years 5 months 1 day
Number of exercisable options outstanding	130,751
Weighted average remainging contractual life of options	8 years 11 months 26 days
Employee Stock Options [Member] | 20.05-22.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	230,300
Weighted average remaining contractual life	9 years 5 months 19 days
Number of exercisable options outstanding	3,186
Weighted average remainging contractual life of options	8 years 11 months 1 day
Employee Stock Options [Member] | 25.14-28.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	310,200
Weighted average remaining contractual life	9 years 1 month 24 days
Number of exercisable options outstanding	7,624
Weighted average remainging contractual life of options	9 years 11 days